Offerings - Offering: 1	Apr. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount Registered | shares	343,112
Proposed Maximum Offering Price per Unit	2.69
Maximum Aggregate Offering Price	$ 922,971.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 127.46
Offering Note	Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 457(c) under the Securities Act, this price is calculated based on the average of the high and low of the Class A Common Stock, par value $0.00001 per share, of Mobix Labs, Inc. ("Common Stock") as reported on the Nasdaq Capital Market on April 20, 2026. This registration statement covers a total of 343,112 shares of Common Stock reserved for issuance under the 2023 Equity Incentive Plan. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares of Common Stock which may be offered and issued by reason of any stock dividend, stock split, recapitalization or other similar transaction.